BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
BASIS OF PRESENTATION [abstract]
BASIS OF PRESENTATION

2.   BASIS OF PRESENTATION

Statement of Compliance

These consolidated financial statements (“financial statements”) have been prepared by management of the Company in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) effective as of December 31, 2023.

On March 6, 2024, the Company's Board of Directors approved these financial statements for issuance.

Basis of Measurement

These financial statements have been prepared on a going concern basis under the historical cost basis, except for those assets and liabilities that are measured at fair value (Note 27) at the end of each reporting period.